RSA, RSU and PBS Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2011
Restricted Stock and Restricted Stock Units
Shares
Outstanding Beginning Balance	4,153,127
Granted	940,623
Vested	(1,260,378)
Forfeited	(207,406)
Outstanding Ending Balance	3,625,966
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 33.61
Granted	$ 46.32
Vested	$ 42.42
Forfeited	$ 36.03
Outstanding Ending Balance	$ 33.70
PBS
Shares
Granted	130,088
Vested	(12,508)
Forfeited	(588)
Outstanding Ending Balance	116,992
Weighted-Average Grant Date Fair Value
Granted	$ 45.07
Vested	$ 44.61
Forfeited	$ 44.61
Outstanding Ending Balance	$ 45.12